Interest Rate Swaps (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Rabobank Interest Rate Swap Notional Amounts

During the term of the Rabobank Interest Rate Swap, the Company paid interest at a fixed rate of 2.085% per annum and received variable LIBOR-based interest payments from Rabobank on the following notional amounts during the periods presented:

Start Date	End Date	Notional Amount
December 30, 2011	March 30, 2012	$62,500,000
March 30, 2012	June 29, 2012	$57,500,000
December 31, 2012	March 28, 2013	$28,500,000

effective from September 30, 2010 to March 28, 2013. Under the terms of the Rabobank Interest Rate Swap, the Company pays interest at a fixed rate of 2.085% per annum and receives variable LIBOR-based interest payments from Rabobank based on the following schedule:

Start Date	End Date	Notional Amount
September 30, 2010	December 30, 2010	$52,500,000
December 30, 2010	March 30, 2011	$49,500,000
March 30, 2011	June 30, 2011	$46,500,000
June 30, 2011	September 30, 2011	$43,500,000
September 30, 2011	December 30, 2011	$67,500,000
December 30, 2011	March 30, 2012	$62,500,000
March 30, 2012	June 29, 2012	$57,500,000
June 29, 2012	September 28, 2012	$50,000,000
September 28, 2012	December 31, 2012	$37,500,000
December 31, 2012	March 28, 2013	$28,500,000

Detail of loss on interest rate swaps

The detail of loss on the Rabobank Interest Rate Swap, which was recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the three months and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Noncash gain on Rabobank Interest Rate Swap	$—	$213,293	$128,934	$665,009
Net payments on Rabobank Interest Rate Swap	—	(232,999)	(129,408)	(787,880)

Loss on Rabobank Interest Rate Swap	$—	$(19,706)	$(474)	$(122,871)

The detail of loss on the Rabobank Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Noncash gain (loss) on Rabobank Interest Rate Swap	$847,743	$531,512	$2,271,093
Net payments on Rabobank Interest Rate Swap	(971,259)	(971,009)	(4,065,220)

Loss on Rabobank Interest Rate Swap	$(123,516)	$(439,497)	$(1,794,127)

The detail of loss on the Wachovia Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the year ended December 31, 2010:

2010
Noncash gain on Wachovia Interest Rate Swap	$3,680,341
Net payments on Wachovia Interest Rate Swap	(3,720,244)

Loss on Wachovia Interest Rate Swap	$(39,903)

The detail of loss on the CoBank Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the year ended December 31, 2010:

2010
Noncash gain on CoBank Interest Rate Swap	$98,940
Net payments on CoBank Interest Rate Swap	(102,242)

Loss on CoBank Interest Rate Swap	$(3,302)